Reporting and Accounting Policies - Compensation Expense Recognized for Equity-Based Compensation (Details) - Stock compensation plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax expense	$ 89.4	$ 90.2	$ 77.2
Tax benefit	$ 18.8	$ 18.9	$ 16.2